CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 2,299	$ 3,412	$ (8,422)	$ 5,711	$ (8,420)
Depreciation, depletion, amortization and impairment	3,287	3,473	11,701	6,760	15,431
Non-current liabilities, valuation allowances and deferred taxes	210	121	(796)	331	(1,457)
(Gains) losses on disposals of assets	(85)	(285)	(131)	(370)	(340)
Undistributed affiliates' equity earnings	1,255	(573)	978	682	391
(Increase) decrease in working capital	669	(819)	431	(150)	(453)
Other changes, net	(84)	269	(282)	185	(374)
Cash flow from operating activities	7,551	5,598	3,479	13,149	4,778
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(2,675)	(2,410)	(2,409)	(5,085)	(4,773)
Acquisitions of subsidiaries, net of cash acquired	(170)			(170)	(188)
Investments in equity affiliates and other securities	(307)	(2,126)	(136)	(2,433)	(1,670)
Increase in non-current loans	(380)	(300)	(733)	(680)	(1,028)
Total expenditures	(3,532)	(4,836)	(3,278)	(8,368)	(7,659)
Proceeds from disposals of intangible assets and property, plant and equipment	45	226	219	271	263
Proceeds from disposals of subsidiaries, net of cash sold		229	12	229	154
Proceeds from disposals of non-current investments	216	63	20	279	315
Repayment of non-current loans	167	134	99	301	225
Total divestments	428	652	350	1,080	957
Cash flow used in investing activities	(3,104)	(4,184)	(2,928)	(7,288)	(6,702)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	381		374	381	374
Issuance (repayment) of shares: Treasury shares		(165)	(2)	(165)	(611)
Dividends paid: Parent company shareholders	(2,094)	(2,090)	(1,928)	(4,184)	(3,810)
Dividends paid: Non-controlling interests	(53)	(10)	(76)	(63)	(76)
Net issuance (repayment) of perpetual subordinated notes		3,248		3,248
Payments on perpetual subordinated notes	(147)	(87)	(134)	(234)	(231)
Other transactions with non-controlling interests		(55)	(22)	(55)	(70)
Net issuance (repayment) of non-current debt	51	(890)	15,430	(839)	15,472
Increase (decrease) in current borrowings	(4,369)	(1,662)	(6,604)	(6,031)	(3,819)
Increase (decrease) in current financial assets and liabilities	(67)	(148)	449	(215)	(2,546)
Cash flow from (used in) financing activities	(6,298)	(1,859)	7,487	(8,157)	4,683
Net increase (decrease) in cash and cash equivalents	(1,851)	(445)	8,038	(2,296)	2,759
Effect of exchange rates	209	(538)	55	(329)	(384)
Cash and cash equivalents at the beginning of the period	30,285	31,268	21,634	31,268	27,352
Cash and cash equivalents at the end of the period	$ 28,643	$ 30,285	$ 29,727	$ 28,643	$ 29,727